Accumulated other comprehensive loss	12 Months Ended
Dec. 31, 2018
Accumulated other comprehensive loss
Accumulated other comprehensive loss

23.         Accumulated other comprehensive loss

Accumulated other comprehensive loss is as follows:

	Labor obligations
	Amount		Deferred taxes		Total
Balance as of January 1, 2016	Ps.	(15,013)	Ps.	4,488	Ps.	(10,525)
Movements of the year		3,533		(1,060)		2,473
Balance as of December 31, 2016		(11,480)		3,428		(8,052)
Movements of the year		(4,199)		1,260		(2,939)
Balance as of December 31, 2017		(15,679)		4,688		(10,991)
Movements of the year		24,173		(4)		24,169
Balance as of December 31, 2018	Ps.	8,494	Ps.	4,684	Ps.	13,178

Other comprehensive loss is comprised of the effects of labor obligations.